REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2018

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
				Cost Capitalized								Life on Which
				Subsequent to		Gross Amount at Which Carried						Depreciation in
		Initial Cost to Company		Acquisition		At Close of Period						Latest Income
			Building &		Carried		Building &		Accumulated	Date of	Date	Statement is
Description	Encumbrances	Land	Improvements	Improvements	Cost	Land	Improvements	Total	Depreciation	Construction	Acquired	Computed
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street	$5,467,111	$3,901,349	$7,403,468	$23,917,153	$—	$3,901,349	$31,320,621	$35,221,970	$12,941,445	Various	Various	(1) (2)
Jamaica, New York Jamaica Avenue at 169th Street	—	—	3,215,699	17,588,009	—	—	20,803,708	20,803,708	10,987,347	1959	1959	(1) (2)
Fishkill, New York Route 9 at Interstate Highway 84	—	594,723	7,212,116	5,853,612	—	594,723	13,065,728	13,660,451	9,058,246	10/74	11/72	(1)
Brooklyn, New York Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	15,600,458	—	1,324,957	16,328,785	17,653,742	5,591,005	1915	1950	(1) (2)
Levittown, New York Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio
Tarlton Road	—	120,849	4,388,456	86,520	—	120,849	4,474,976	4,595,825	2,804,919	9/92	12/92	(1)
Total(A)	$5,467,111	$6,067,805	$22,948,066	$63,045,752	$—	$6,067,805	$85,993,818	$92,061,623	$41,382,962
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(1)	Building and improvements	18–40 years

(2)	Improvements to leased property	3–40 years

(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $350,164 and Accumulated Depreciation thereon of $235,841 at July 31, 2018.

	Year Ended July 31,
	2018	2017	2016
Investment in Real Estate
Balance at Beginning of Year	$89,016,227	$86,936,827	$84,474,345
Improvements	3,045,396	2,079,400	2,462,482
Retirements	—	—	—
Balance at End of Year	$92,061,623	$89,016,227	$86,936,827
Accumulated Depreciation
Balance at Beginning of Year	$39,648,642	$38,008,810	$36,413,975
Additions Charged to Costs and Expenses	1,734,320	1,639,832	1,594,835
Retirements	—	—	—
Balance at End of Year	$41,382,962	$39,648,642	$38,008,810